Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Frontier Master And Balanced Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Balanced Series [Member]
Sale of Units	$ 2,762,993		$ 4,186,954		$ 108,364,108
Redemption of Units	(111,984,294)		(45,997,154)		(45,880,314)
Change in control of ownership - Trading Companies	17,035,844		(10,641,521)		350,058
Contributions	136,058,408		47,689,690		22,053,200
Distributions	(157,826,198)		(24,463,479)		(12,642,418)
Operations attributable to non-controlling interests	(6,164,402)	[1]	14,493,972	[1]	(438,431)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(12,244,073)	[1]	41,691,751	[1]	(19,150,902)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(12,244,073)	[1]	41,691,751	[1]	(19,150,902)	[1]
Owners' Capital	296,065,412		428,427,134		401,466,921		348,811,620
Owners' Capital - Units, Sale of Units	19,562		35,175		845,085
Owners' Capital - Units, Redemption of Units	(827,166)		(368,824)		(359,689)
Owners' Capital - Units	1,953,014		2,760,618		3,094,267		2,608,871
Balanced Series [Member] | Managing Owner Class 1a [Member]
Redemption of Units					(221)
Net increase/ (decrease) in Owners' Capital resulting from operations					(3)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests					(3)
Owners' Capital							224
Owners' Capital - Units, Redemption of Units					(2)
Owners' Capital - Units							2
Balanced Series [Member] | Managing Owner Class 2 [Member]
Sale of Units	1,250,000				460,000
Redemption of Units	(530,000)		(1,310,000)		(270,000)
Net increase/ (decrease) in Owners' Capital resulting from operations	(48,244)		292,672		(104,950)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(48,244)		292,672		(104,950)
Owners' Capital	3,351,608		2,679,852		3,697,180		3,612,130
Owners' Capital - Units, Sale of Units	8,074				3,176
Owners' Capital - Units, Redemption of Units	(3,260)		(9,790)		(1,939)
Owners' Capital - Units	21,620		16,806		26,596		25,359
Balanced Series [Member] | Managing Owner Class 2a [Member]
Sale of Units					30,000
Net increase/ (decrease) in Owners' Capital resulting from operations	(6,566)		19,863		(4,861)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(6,566)		19,863		(4,861)
Owners' Capital	158,814		165,380		145,517		120,378
Owners' Capital - Units, Sale of Units					245
Owners' Capital - Units	1,237		1,237		1,237		992
Balanced Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	680,177		733,684		75,585,729
Redemption of Units	(94,481,950)		(29,047,428)		(29,735,827)
Net increase/ (decrease) in Owners' Capital resulting from operations	(10,220,419)		30,096,947		(16,376,424)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(10,220,419)		30,096,947		(16,376,424)
Owners' Capital	183,785,318		287,807,510		286,024,307		256,550,829
Owners' Capital - Units, Sale of Units	5,200		6,013		604,791
Owners' Capital - Units, Redemption of Units	(710,302)		(237,733)		(241,428)
Owners' Capital - Units	1,476,131		2,181,233		2,412,953		2,049,590
Change in net asset value per unit	$ (7.45)		$ 13.41		$ (6.63)
Net asset value per unit	$ 124.50		$ 131.95		$ 118.54		$ 125.17
Balanced Series [Member] | Limited Owners Class 1a [Member]
Sale of Units	5,618		25,858		3,817,405
Redemption of Units	(2,387,579)		(4,516,519)		(2,204,266)
Net increase/ (decrease) in Owners' Capital resulting from operations	(202,038)		461,105		(598,966)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(202,038)		461,105		(598,966)
Owners' Capital	2,536,559		5,120,558		9,150,114		8,135,941
Owners' Capital - Units, Sale of Units	48		245		34,150
Owners' Capital - Units, Redemption of Units	(20,666)		(42,973)		(20,000)
Owners' Capital - Units	23,388		44,006		86,734		72,584
Change in net asset value per unit	$ (7.91)		$ 10.86		$ (6.59)
Net asset value per unit	$ 108.45		$ 116.36		$ 105.50		$ 112.09
Balanced Series [Member] | Limited Owners Class 2 [Member]
Sale of Units	16,575		14,425		25,457,174
Redemption of Units	(12,512,325)		(9,577,458)		(13,352,072)
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,519,167)		9,923,923		(1,927,648)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(1,519,167)		9,923,923		(1,927,648)
Owners' Capital	60,020,959		74,035,876		73,674,986		63,497,532
Owners' Capital - Units, Sale of Units	105		102		177,866
Owners' Capital - Units, Redemption of Units	(77,236)		(65,779)		(93,669)
Owners' Capital - Units	387,173		464,304		529,981		445,784
Change in net asset value per unit	$ (4.44)	[2]	$ 20.45	[2]	$ (3.43)	[2]
Net asset value per unit	$ 155.02	[2]	$ 159.46	[2]	$ 139.01	[2]	$ 142.44	[2]
Balanced Series [Member] | Limited Owners Class 2a [Member]
Sale of Units					1,772,211
Redemption of Units	(652,135)		(163,315)		(282,240)
Net increase/ (decrease) in Owners' Capital resulting from operations	(118,843)		407,260		(102,895)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(118,843)		407,260		(102,895)
Owners' Capital	2,626,016		3,396,994		3,153,049		1,765,973
Owners' Capital - Units, Sale of Units					14,604
Owners' Capital - Units, Redemption of Units	(4,956)		(1,395)		(2,353)
Owners' Capital - Units	20,460		25,416		26,811		14,560
Change in net asset value per unit	$ (5.31)	[2]	$ 16.06	[2]	$ (3.70)	[2]
Net asset value per unit	$ 128.35	[2]	$ 133.66	[2]	$ 117.60	[2]	$ 121.30	[2]
Balanced Series [Member] | Limited Owners Class 3a [Member]
Sale of Units	810,623	[3]	3,412,987	[3]	1,241,589	[3]
Redemption of Units	(1,420,305)	[3]	(1,382,434)	[3]	(35,688)	[3]
Net increase/ (decrease) in Owners' Capital resulting from operations	(128,796)	[3]	489,981	[3]	(35,155)	[3]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(128,796)	[3]	489,981	[3]	(35,155)	[3]
Owners' Capital	2,952,802	[3]	3,691,280	[3]	1,170,746	[3]
Owners' Capital - Units, Sale of Units	6,135	[3]	28,815	[3]	10,253	[3]
Owners' Capital - Units, Redemption of Units	(10,746)	[3]	(11,154)	[3]	(298)	[3]
Owners' Capital - Units	23,005	[3]	27,616	[3]	9,955	[3]
Change in net asset value per unit	$ (5.30)	[3]	$ 16.06	[3]	$ (4.37)	[3]
Net asset value per unit	$ 128.36	[3]	$ 133.66	[3]	$ 117.60	[3]	$ 121.97	[3]
Balanced Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies	17,035,844		(10,641,521)		350,058
Contributions	136,058,408		47,689,690		22,053,200
Distributions	(157,826,198)		(24,463,479)		(12,642,418)
Operations attributable to non-controlling interests	(6,164,402)		14,493,972		(438,431)
Owners' Capital	40,633,336		51,529,684		24,451,022		15,128,613
Frontier Masters Series [Member]
Sale of Units	12,197,503	[4]	43,068,005	[4]	24,199,026	[4]
Redemption of Units	(24,628,784)	[4]	(6,099,322)	[4]	(4,896)	[4]
Contributions	115,000	[4]
Distributions	(28,854)	[4]
Operations attributable to non-controlling interests	(27,734)	[4],[5]
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,019,452)	[4],[5]	6,019,860	[4],[5]	(906,943)	[4],[5]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(1,019,452)	[4],[5]	6,019,860	[4],[5]	(906,943)	[4],[5]
Owners' Capital	52,883,409	[4]	66,275,730	[4]	23,287,187	[4]
Owners' Capital - Units, Sale of Units	117,674	[4]	452,514	[4]	245,707	[4]
Owners' Capital - Units, Redemption of Units	(236,050)	[4]	(61,033)	[4]	(50)	[4]
Owners' Capital - Units	518,762	[4]	637,138	[4]	245,657	[4]
Frontier Masters Series [Member] | Managing Owner Class 1 [Member]
Sale of Units					27,500	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	(746)	[4]	2,338	[4]	(1,523)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(746)	[4]	2,338	[4]	(1,523)	[4]
Owners' Capital	27,569	[4]	28,315	[4]	25,977	[4]
Owners' Capital - Units, Sale of Units					275	[4]
Owners' Capital - Units	275	[4]	275	[4]	275	[4]
Frontier Masters Series [Member] | Managing Owner Class 2 [Member]
Sale of Units			425,000	[4]	212,500	[4]
Redemption of Units	(100,000)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	(6,945)	[4]	61,487	[4]	(2,149)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(6,945)	[4]	61,487	[4]	(2,149)	[4]
Owners' Capital	589,893	[4]	696,838	[4]	210,351	[4]
Owners' Capital - Units, Sale of Units			4,380	[4]	2,206	[4]
Owners' Capital - Units, Redemption of Units	(959)	[4]
Owners' Capital - Units	5,627	[4]	6,586	[4]	2,206	[4]
Frontier Masters Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	8,975,267	[4]	26,672,742	[4]	15,316,642	[4]
Redemption of Units	(15,268,645)	[4]	(3,606,610)	[4]	(4,896)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	(829,415)	[4]	3,421,875	[4]	(614,393)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(829,415)	[4]	3,421,875	[4]	(614,393)	[4]
Owners' Capital	34,062,567	[4]	41,185,360	[4]	14,697,353	[4]
Owners' Capital - Units, Sale of Units	87,494	[4]	280,625	[4]	155,639	[4]
Owners' Capital - Units, Redemption of Units	(147,711)	[4]	(36,220)	[4]	(50)	[4]
Owners' Capital - Units	339,777	[4]	399,994	[4]	155,589	[4]
Change in net asset value per unit	$ (2.71)	[2],[4]	$ 8.50	[2],[4]	$ (5.54)	[2],[4]
Net asset value per unit	$ 100.25	[2],[4]	$ 102.96	[2],[4]	$ 94.46	[2],[4]	$ 100.00	[2],[4]
Frontier Masters Series [Member] | Limited Owners Class 2 [Member]
Sale of Units	3,222,236	[4]	15,970,263	[4]	8,642,384	[4]
Redemption of Units	(9,260,139)	[4]	(2,492,712)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	(182,346)	[4]	2,534,160	[4]	(288,878)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(182,346)	[4]	2,534,160	[4]	(288,878)	[4]
Owners' Capital	18,144,968	[4]	24,365,217	[4]	8,353,506	[4]
Owners' Capital - Units, Sale of Units	30,180	[4]	167,509	[4]	87,587	[4]
Owners' Capital - Units, Redemption of Units	(87,380)	[4]	(24,813)	[4]
Owners' Capital - Units	173,083	[4]	230,283	[4]	87,587	[4]
Change in net asset value per unit	$ (0.98)	[2],[4]	$ 10.44	[2],[4]	$ (4.63)	[2],[4]
Net asset value per unit	$ 104.83	[2],[4]	$ 105.81	[2],[4]	$ 95.37	[2],[4]	$ 100.00	[2],[4]
Frontier Masters Series [Member] | Non-Controlling Interests [Member]
Contributions	115,000	[4]
Distributions	(28,854)	[4]
Operations attributable to non-controlling interests	(27,734)	[4]
Owners' Capital	$ 58,412	[4]

[1]	The Balanced Series Class 3a began trading operations on June 4, 2009.
[2]	Values are for both the Managing Owner and Limited Owners.
[3]	The Balanced Series Class 3a began trading operations on June 4, 2009
[4]	The Frontier Masters Series began trading operations on June 9, 2009
[5]	The Frontier Masters Series began trading operations on June 9, 2009.